Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 40,588	$ 108,772
Accounts receivable	255,740	207,209
Inventory	23,429	26,282
Total current assets	319,757	342,263
Non-current assets:
Deferred tax assets	867	1,098
Property, plant and equipment	2,258,391	2,472,683
Intangibles	23,915	27,666
Right of use assets	51,440	55,168
Investments and other assets	7,382	0
Total non-current assets	2,341,995	2,556,615
Total assets	2,661,752	2,898,878
Current liabilities:
Accounts payable and accrued liabilities	224,123	150,957
Current portion of lease obligation	10,935	11,285
Income tax payable	839	3,702
Current portion of long-term debt	2,223	896
Total current liabilities	238,120	166,840
Non-current liabilities:
Share based compensation	26,728	11,507
Provisions and other	6,513	7,563
Long-term debt	1,106,794	1,236,210
Lease obligation	45,823	48,882
Deferred tax liabilities	12,219	21,236
Total non-current liabilities	1,198,077	1,325,398
Shareholders' equity:
Shareholders' capital	2,281,444	2,285,738
Contributed surplus	76,311	72,915
Deficit	(1,266,980)	(1,089,594)
Accumulated other comprehensive income	134,780	137,581
Total shareholders' equity	1,225,555	1,406,640
Total liabilities and shareholders' equity	$ 2,661,752	$ 2,898,878